Exhibit 99.14

Client Name:	XXXXXX
Client Project Name:	OBX 2023-J1
Start - End Dates:	6/2021 - 11/2022

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	Right of Rescission	CMPROR1911	Incorrect ROR Form Used - H9 Form Used in Refinance With Different Creditor	1
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				6

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.